Revenue from Contract with Customers (Details) - Schedule of Information about Receivables, Contract Assets and Contract Liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Information about Receivables, Contract Assets and Contract Liabilities [Abstract]
Receivables, which are included in ‘trade receivables	$ 1,831,724